UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: August 31, 2010
Date of reporting period: February 28, 2010

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended February 28, 2010

Total Return for the 6 Months Ended February 28, 2010

						Morgan	Lipper
						Stanley	International
						Capital	Large-
						International	Cap Value
						(MSCI)	Funds
Class A	Class B	Class C	Class I	Class R	Class W	EAFE Index[1]	Average[2]
3.52%	3.57%	3.14%	3.63%	3.50%	3.49%	0.72%	0.30%

The performance of the Fund’s six share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B Shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 28, 2010, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B Shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund’s distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue for at least one year or until such time that the Fund’s Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

Market Conditions

The international markets, as represented by the Morgan Stanley Capital International (MSCI) EAFE Index (the “Index”), rose 0.7 percent for the six months ended February 28, 2010. Within the Index, Australia and Norway outperformed, rising 12.6 and 12.4 percent, respectively, as commodity-based markets continued to perform well on rising commodity prices. The U.K. managed to rise 3 percent despite a shaky economy. However, many European markets declined, most severely in the southern European countries (Portugal, Italy, Greece and Spain) as concerns over fiscal deficits and solvency continued to weigh heavily on investor sentiment.

On a sector basis, materials, consumer staples and health care were the best performing sectors as the period generally saw some sector rotation from financials and information technology to a mixture of defensive sectors (consumer staples, health care) and materials. Industrials, information technology and energy also outperformed the Index. However, consumer discretionary was flat against the Index, while financials, utilities and telecommunications were the worst performing sectors, ending in negative territory for the six-month period.

Performance Analysis

All share classes of Morgan Stanley International Value Equity Fund outperformed the Morgan Stanley Capital International (MSCI) EAFE Index (the “Index”) and the Lipper International Large-Cap Value Funds Average for the six months ended February 28, 2010, assuming no deduction of applicable sales charges.

The top contributors to performance during the period were the portfolio’s large overweight exposure to consumer staples and large underweight exposure to financials. The portfolio also benefited from positive stock selection in the industrials and consumer staples sectors. In contrast, the most significant detractor from relative performance was stock selection in materials.

A look at consensus economic estimates and consensus earnings estimates tells us that a V-shaped recovery is now widely accepted as a given. We too share the view that a sharp rebound in gross domestic product (GDP) growth rates is almost inevitable over the next couple of quarters as we get a powerful inventory rebuild. But we remain more skeptical about the ultimate strength of final demand, particularly as the over-indebted developed world continues the deleveraging process. We see significant risks to the V-shaped recovery scenario, which we expand on below:

Policy risk: the timing and extent of the withdrawal of easy monetary policy, quantitative easing and fiscal stimulus poses an enormous challenge to policy makers, complicated by the fact that we have a two-speed global economy: economic growth in the developed world is likely to be fragile and sub-par, while growth in the developing world is at risk of overheating. Withdrawing the stimulus too early in the developed world risks a double-dip; too late in the developing world risks asset price bubbles and inflation. Equity markets clearly fear the merest hint of tightening in China.

U.S. consumption risk: certainly to our amazement, consumption in the U.S. has held up remarkably well in the face of high unemployment and low growth in disposable incomes (excluding transfer payments), in part reflecting the impact of targeted stimulus measures such as the “cash for clunkers” program. Consumption as a percentage of GDP reached a record 70.8 percent in 2009 but it was the decline in private investment that was the main driver behind the fall in GDP. We still see lower consumption and higher savings as a major threat to a sustained recovery, particularly if unemployment remains high and disposable incomes become pressured from the inevitable rise in tax rates in the future. (The fiscal deficit has to be cut somehow!)

Sovereign debt risk: the recent turmoil in Greece has given investors a foretaste of the problems that face the bigger economies in the developed world as they attempt to tackle large fiscal deficits and ballooning government debt. The International Monetary Fund (IMF) projects gross government debt in the developed world to expand from less than 80 percent of GDP to nearly 120 percent of GDP by 2014. At the very least, high levels of government debt tend to restrict economic growth as non-productive interest payments consume an ever larger portion of GDP and government revenues. Based on IMF projections, by 2014 interest payments on government debt in the U.S. will be greater than the entire defense budget or the expenditures on health and education. In order to avoid this debt trap, we believe public expenditures will have to be cut and taxes increased.

Regulatory risk: by now it should be abundantly clear that politicians and regulators have the will and populist support to reshape the regulatory landscape for the financial sector. Ultimately this means financial institutions will be forced to hold both a higher quantity and quality of equity capital as well as increased liquidity. This will decrease leverage and return on equity for the industry but also has broader implications for the cost and/or availability of credit to households and businesses going forward.

Valuation risk: equity markets are no longer outright cheap, in our view, with little margin for safety particularly among cyclical stocks, where price-to-earnings multiples have expanded and now earnings must be delivered. If the global economic recovery does prove to be robust and sustainable then we believe equity valuations will have to contend with the headwind of rising real bond yields. However, in our view, Japan is the major outlier, where both expectations and valuations are low.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 02/28/10
British American Tobacco PLC	3.9%
Imperial Tobacco Group PLC	3.8
Nestle SA (Registered Shares)	3.7
Reckitt Benckiser Group PLC	3.1
Unilever NV (Share Certificates)	3.0
Novartis AG (Registered Shares)	2.6
Vodafone Group PLC	2.4
Bayer AG	2.3
Roche Holdings AG	2.1
Vallourec SA	2.0

TOP FIVE COUNTRIES as of 02/28/10
United Kingdom	34.6%
Japan	25.4
Switzerland	8.5
France	6.6
Germany	4.7

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size, including small and medium capitalization companies, and may be located in developed or emerging market countries. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended February 28, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††	Class R Shares	#	Class W Shares	##
	(since 04/26/01)		(since 04/26/01)		(since 04/26/01)		(since 04/26/01)		(since 03/31/08)		(since 03/31/08)
Symbol	IVQAX		IVQBX		IVQCX		IVQDX		IVQRX		IVQWX
1 Year	43.76%[3]		43.78%[3]		42.67%[3]		43.95%[3]		43.33%[3]		43.50%[3]
	36.21	[4]	38.78	[4]	41.67	[4]	—		—		—

5 Years	1.65	[3]	1.38	[3]	0.92	[3]	1.89	[3]	—		—
	0.56	[4]	1.14	[4]	0.92	[4]	—		—		—

Since Inception	5.19	[3]	4.68	[3]	4.41	[3]	5.44	[3]	–8.91	[3]	–8.81	[3]
	4.55	[4]	4.68	[4]	4.41	[4]	—		—		—

Gross Expense Ratio	1.50		1.34		2.25		1.25		1.75		1.60

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See “Conversion Feature” for Class B shares in “Share Class Arrangements” of the Prospectus for more information.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

#	Class R has no sales charge.

##	Class W has no sales charge.

(1)	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the international equity market performance of developed markets, excluding the U.S. & Canada. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index currently consists of 21 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper International Large-Cap Value Funds Average tracks the performance of all funds in the Lipper International Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund was in the Lipper International Large-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/09 – 02/28/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			09/01/09 –
	09/01/09	02/28/10	02/28/10
Class A
Actual (3.52% return)	$1,000.00	$1,035.20	$7.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.46	$7.40
Class B
Actual (3.57% return)	$1,000.00	$1,035.70	$7.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.70	$7.15
Class C
Actual (3.14% return)	$1,000.00	$1,031.40	$11.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.74	$11.13
Class I
Actual (3.63% return)	$1,000.00	$1,036.30	$6.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.16
Class R
Actual (3.50% return)	$1,000.00	$1,035.00	$8.73
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.22	$8.65
Class W
Actual (3.49% return)	$1,000.00	$1,034.90	$7.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.96	$7.90

@	Expenses are equal to the Fund’s annualized expense ratios of 1.48%, 1.43%, 2.23%, 1.23%, 1.73%, and 1.58% for Class A, Class B, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended February 28, 2010, the total operating expense ratio for Class B shares was lower and as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund’s distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue for at least one year or until such time that the Fund’s Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

Morgan Stanley International Value Equity Fund
Portfolio of Investments - February 28, 2010 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (97.8%)
	Australia (3.4%)
	Chemicals
21,915	Orica Ltd.	$491,203

	Insurance
608,771	AMP Ltd. (a)	3,240,755

	Metals & Mining
2,446,643	OZ Minerals Ltd. (a)(b)	2,280,393

	Oil, Gas & Consumable Fuels
310,735	Santos Ltd.	3,609,118

	Total Australia	9,621,469

	Austria (0.7%)
	Diversified Telecommunication Services
147,223	Telekom Austria AG	1,930,498

	Bermuda (0.6%)
	Specialty Retail
241,200	Esprit Holdings Ltd. (c)	1,719,942

	Canada (1.0%)
	Oil, Gas & Consumable Fuels
49,790	Cenovus Energy, Inc.	1,216,122
49,790	EnCana Corp.	1,632,063

	Total Canada	2,848,185

	France (6.6%)
	Diversified Telecommunication Services
98,847	France Telecom SA	2,318,409

	Electric Utilities
83,608	EDF SA	4,190,646

	Electrical Equipment
126,309	Legrand SA (a)	3,954,896

	Machinery
29,298	Vallourec SA	5,599,094

	Oil, Gas & Consumable Fuels
45,954	Total SA	2,564,263

	Total France	18,627,308

	Germany (4.7%)
	Electric Utilities
126,615	E.ON AG	4,509,280

	Multi-Utilities
24,332	RWE AG	2,063,449

	Pharmaceuticals
98,060	Bayer AG	6,498,611

	Total Germany	13,071,340

	Greece (0.5%)
	Hotels, Restaurants & Leisure
61,430	OPAP SA	1,264,735

	Ireland (1.5%)
	Construction Materials
187,439	CRH PLC	4,270,210

	Italy (1.2%)
	Oil, Gas & Consumable Fuels
149,885	Eni SpA	3,381,801

	Japan (25.4%)
	Auto Components
290,000	NGK Spark Plug Co., Ltd. (a)	3,420,789

	Automobiles
39,500	Toyota Motor Corp.	1,480,500

	Chemicals
111,500	JSR Corp.	2,183,691
41,800	Nitto Denko Corp.	1,540,830
133,000	Taiyo Nippon Sanso Corp. (a)	1,209,567

		4,934,088

	Commercial Banks
480,000	Chiba Bank Ltd. (The)	2,922,843
102,719	Sumitomo Mitsui Financial Group, Inc. (a)	3,301,992
676,000	Sumitomo Trust & Banking Co., Ltd (The)	3,819,596

		10,044,431

	Electrical Equipment
377,000	Mitsubishi Electric Corp. (b)	3,093,399

	Electronic Equipment, Instruments & Components
93,500	Hoya Corp.	2,342,630

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
23,200	Keyence Corp. (a)	$5,094,626
27,700	TDK Corp.	1,708,549

		9,145,805

	Household Durables
367,000	Sekisui House Ltd.	3,585,525

	Household Products
169,600	Kao Corp.	4,337,117

	Insurance
165,800	Mitsui Sumitomo Insurance Group Holdings, Inc.	4,253,005
177,350	T&D Holdings, Inc.	3,830,656

		8,083,661

	Leisure Equipment & Products
75,100	Sega Sammy Holdings, Inc. (a)	927,286

	Marine
304,147	Mitsui O.S.K. Lines Ltd.	1,961,576

	Media
56,100	Asatsu-DK, Inc. (a)	1,090,491

	Oil, Gas & Consumable Fuels
213	INPEX Corp.	1,558,332

	Pharmaceuticals
116,100	Astellas Pharma, Inc.	4,371,146

	Real Estate Management & Development
238,000	Mitsubishi Estate Co., Ltd.	3,736,958

	Semiconductors & Semiconductor Equipment
36,800	Rohm Co., Ltd.	2,514,221

	Trading Companies & Distributors
167,500	Mitsubishi Corp.	4,185,379

	Wireless Telecommunication Services
1,862	NTT DoCoMo, Inc. (a)	2,879,608

	Total Japan	71,350,312

	Luxembourg (0.7%)
	Metals & Mining
53,489	ArcelorMittal (a)	2,037,156

	Netherlands (4.3%)
	Chemicals
46,069	Akzo Nobel N.V.	2,342,656

	Diversified Financial Services
148,429	ING Groep N.V. (Share Certificates) (b)	1,326,847

	Food Products
275,755	Unilever N.V. (Share Certificates)	8,298,183

	Total Netherlands	11,967,686

	Russia (0.2%)
	Oil, Gas & Consumable Fuels
28,750	Gazprom OAO (ADR) (a)	639,400

	Spain (2.1%)
	Commercial Banks
222,294	Banco Santander SA	2,890,367

	Diversified Telecommunication Services
126,959	Telefonica SA	2,981,220

	Total Spain	5,871,587

	Switzerland (8.5%)
	Food Products
210,973	Nestle SA (Registered Shares)	10,497,097

	Pharmaceuticals
129,404	Novartis AG (Registered Shares)	7,197,476
36,041	Roche Holding AG	6,018,856

		13,216,332

	Total Switzerland	23,713,429

	United Kingdom (34.6%)
	Beverages
128,540	Diageo PLC	2,085,428

	Commercial Banks
954,751	Barclays PLC	4,549,415
398,614	HSBC Holdings PLC	4,373,801
1,628,771	Lloyds Banking Group PLC (b)	1,303,871

		10,227,087

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Electric Utilities
233,224	Scottish & Southern Energy PLC	$3,986,522

	Food & Staples Retailing
604,267	WM Morrison Supermarkets PLC	2,750,354

	Hotels, Restaurants & Leisure
48,049	Intercontinental Hotels Group PLC	674,043

	Household Products
166,486	Reckitt Benckiser Group PLC	8,753,068

	Industrial Conglomerates
287,736	Smiths Group PLC	4,558,533

	Insurance
83,968	Admiral Group PLC	1,587,636
530,659	Prudential PLC	4,875,149

		6,462,785

	Media
660,254	Reed Elsevier PLC	4,953,264

	Metals & Mining
88,780	BHP Billiton PLC	2,716,926

	Multi-Utilities
216,912	National Grid PLC	2,156,485

	Oil, Gas & Consumable Fuels
201,662	BG Group PLC	3,520,829
416,662	BP PLC	3,676,653

		7,197,482

	Professional Services
2,476,649	Hays PLC	3,938,802

	Tobacco
324,165	British American Tobacco PLC	11,020,186
343,092	Imperial Tobacco Group PLC	10,703,642

		21,723,828

	Trading Companies & Distributors
267,062	Bunzl PLC	2,771,121
231,158	Wolseley PLC (b)	5,463,300

		8,234,421

	Wireless Telecommunication Services
3,170,860	Vodafone Group PLC	6,839,044

	Total United Kingdom	97,258,072

	United States (1.8%)
	Beverages
157,673	Dr Pepper Snapple Group, Inc. (a)	5,006,129

	Total Common Stocks (Cost $288,587,337)	274,579,259

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (8.2%)
	Securities Held as Collateral on Loaned Securities (7.5%)
	Repurchase Agreements (1.3%)
$2,290	Bank of America Securities LLC (0.10%, dated 02/26/10, due 03/01/10; proceeds $2,289,934; fully collateralized by U.S. Government Obligations at the date of this Portfolio Investment as follows: U.S. Treasury Bill 0.18% due 09/23/10; valued at $2,335,715)	2,289,915

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments - February 28, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
$1,355	Bank of America Securities LLC (0.12% dated 02/26/10, due 03/01/10; proceeds $1,354,956; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association 4.50% – 5.50% due 12/01/23 – 06/01/39; valued at $1,382,041)	$1,354,942

	Total Repurchase Agreements (Cost $3,644,857)	3,644,857

NUMBER OF
SHARES (000)

	Investment Company (6.2%)
17,481	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $17,480,902)	17,480,902

	Total Securities Held as Collateral on Loaned Securities (Cost $21,125,759)	21,125,759

	Investment Company (0.7%)
1,995	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $1,994,774)	1,994,774

	Total Short-Term Investments (Cost $23,120,533)	23,120,533

Total Investments (Cost $311,707,870) (d)(e)	106.0%	297,699,792
Liabilities in Excess of Other Assets	(6.0)	(16,901,322)

Net Assets	100.0%	$280,798,470

ADR	American Depositary Receipt.
(a)	All or a portion of this security was on loan at February 28, 2010.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $24,337,715 and the aggregate gross unrealized depreciation is $38,345,793 resulting in net unrealized depreciation of $14,008,078.

Forward Foreign Currency Contracts Open at February 28, 2010:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
EUR	190,625		$259,135	03/01/2010	$(430)
EUR	38,510		$51,992	03/01/2010	(445)
	$712,249	EUR	523,944	03/02/2010	1,182
CAD	57,728		$54,532	03/02/2010	(332)
CHF	495,505		$460,079	03/02/2010	(1,178)
GBP	1,190,830		$1,815,540	03/02/2010	(248)
GBP	368,044		$561,120	03/02/2010	(77)
JPY	1,474,000,000		$16,218,423	03/15/2010	(373,512)

Net Unrealized Depreciation					$(375,040)

Currency Abbreviations:

CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Summary of Investments - February 28, 2010 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Pharmaceuticals	$24,086,089		8.7%
Commercial Banks	23,161,885		8.4
Oil, Gas & Consumable Fuels	21,798,581		7.9
Tobacco	21,723,828		7.9
Food Products	18,795,280		6.8
Insurance	17,787,201		6.4
Household Products	13,090,185		4.7
Electric Utilities	12,686,448		4.6
Trading Companies & Distributors	12,419,800		4.5
Wireless Telecommunication Services	9,718,652		3.5
Electronic Equipment, Instruments & Components	9,145,805		3.3
Chemicals	7,767,947		2.8
Diversified Telecommunication Services	7,230,127		2.6
Beverages	7,091,557		2.6
Electrical Equipment	7,048,295		2.6
Metals & Mining	7,034,475		2.5
Media	6,043,755		2.2
Machinery	5,599,094		2.0
Industrial Conglomerates	4,558,533		1.7
Construction Materials	4,270,210		1.6
Multi-Utilities	4,219,934		1.5
Professional Services	3,938,802		1.4
Real Estate Management & Development	3,736,958		1.4
Household Durables	3,585,525		1.3
Auto Components	3,420,789		1.2
Food & Staples Retailing	2,750,354		1.0
Semiconductors & Semiconductor Equipment	2,514,221		0.9
Investment Company	1,994,774		0.7
Marine	1,961,576		0.7
Hotels, Restaurants & Leisure	1,938,778		0.7
Specialty Retail	1,719,942		0.6
Automobiles	1,480,500		0.5
Diversified Financial Services	1,326,847		0.5
Leisure Equipment & Products	927,286		0.3

	$276,574,033	∧	100.0%

∧	Does not reflect the value of securities held as collateral on loaned securities and does not include open forward foreign currency contracts with net unrealized depreciation of $375,040.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Statements

Statement of Assets and Liabilities
February 28, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $292,232,194) (including $20,385,488 for securities loaned)	$278,224,116
Investment in affiliate, at value (cost $19,475,676)	19,475,676
Unrealized appreciation on open forward foreign currency contracts	1,182
Cash (including foreign currency valued at $638,846 with a cost of $647,157)	633,096
Receivable for:
Investments sold	5,029,550
Dividends	539,987
Foreign withholding taxes reclaimed	274,393
Shares of beneficial interest sold	157,809
Dividends from affiliate	357
Receivable from Distributor	94,908
Prepaid expenses and other assets	72,379

Total Assets	304,503,453

Liabilities:
Collateral on securities loaned, at value	21,125,759
Unrealized depreciation on open forward foreign currency contracts	376,222
Payable for:
Investments purchased	1,468,408
Shares of beneficial interest redeemed	284,326
Investment advisory fee	184,554
Distribution fee	88,053
Transfer agent fee	51,762
Administration fee	18,557
Accrued expenses and other payables	107,342

Total Liabilities	23,704,983

Net Assets	$280,798,470

Composition of Net Assets:
Paid-in-capital	$390,940,980
Net unrealized depreciation	(14,397,790)
Accumulated undistributed net investment income	558,044
Accumulated net realized loss	(96,302,764)

Net Assets	$280,798,470

Class A Shares:
Net Assets	$54,652,964
Shares Outstanding (unlimited shares authorized, $.01 par value)	6,881,812
Net Asset Value Per Share	$7.94

Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$8.38

Class B Shares:
Net Assets	$69,412,292
Shares Outstanding (unlimited shares authorized, $.01 par value)	8,787,046
Net Asset Value Per Share	$7.90

Class C Shares:
Net Assets	$23,488,892
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,983,969
Net Asset Value Per Share	$7.87

Class I Shares:
Net Assets	$133,080,768
Shares Outstanding (unlimited shares authorized, $.01 par value)	16,716,159
Net Asset Value Per Share	$7.96

Class R Shares
Net Assets	$81,709
Shares Outstanding (unlimited shares authorized, $.01 par value)	10,347
Net Asset Value Per Share	$7.90

Class W Shares
Net Assets	$81,845
Shares Outstanding (unlimited shares authorized, $.01 par value)	10,356
Net Asset Value Per Share	$7.90

Statement of Operations
For the six months ended February 28, 2010 (unaudited)

Net Investment Income:
Income
Dividends (net of $119,885 foreign withholding tax)	$3,002,864
Income from securities loaned – net	111,576
Dividends from affiliate	5,106

Total Income	3,119,546

Expenses
Investment advisory fee	1,195,653
Transfer agent fees and expenses	303,181
Distribution fee (Class A shares)	72,442
Distribution fee (Class B shares)	73,029
Distribution fee (Class C shares)	124,593
Distribution fee (Class R shares)	208
Distribution fee (Class W shares)	146
Administration fee	119,565
Shareholder reports and notices	69,611
Custodian fees	46,933
Professional fees	36,480
Registration fees	36,336
Trustees’ fees and expenses	9,406
Other	22,932

Total Expenses	2,110,515

Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(4,382)

Net Expenses	2,106,133

Net Investment Income	1,013,413

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	630,539
Forward foreign currency contracts	652,485
Foreign currency translation	(272,759)

Net Realized Gain	1,010,265

Change in Unrealized Appreciation/Depreciation on:
Investments	10,233,408
Forward foreign currency contracts	(820,840)
Foreign currency translation	(27,189)

Net Change in Unrealized Appreciation/Depreciation	9,385,379

Net Gain	10,395,644

Net Increase	$11,409,057

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	FEBRUARY 28, 2010	AUGUST 31, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,013,413	$6,678,759
Net realized gain (loss)	1,010,265	(94,227,313)
Net change in unrealized appreciation/depreciation	9,385,379	(2,237,971)

Net Increase (Decrease)	11,409,057	(89,786,525)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,409,147)	(1,950,468)
Class B shares	(1,914,479)	(2,895,655)
Class C shares	(419,041)	(525,938)
Class I shares	(3,788,295)	(6,684,888)
Class R shares	(1,943)	(2,508)
Class W shares	(2,050)	(2,570)
Net realized gain
Class A shares	—	(5,387,957)
Class B shares	—	(7,509,840)
Class C shares	—	(2,583,937)
Class I shares	—	(16,094,297)
Class R shares	—	(6,540)
Class W shares	—	(6,540)

Total Dividends and Distributions	(7,534,955)	(43,651,138)

Net decrease from transactions in shares of beneficial interest	(25,756,210)	(101,485,660)

Net Decrease	(21,882,108)	(234,923,323)
Net Assets:
Beginning of period	302,680,578	537,603,901

End of Period (Including accumulated undistributed net investment income of $558,044 and $7,079,586, respectively)	$280,798,470	$302,680,578

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley International Value Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares, Class R shares, and Class W shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares, Class R shares and Class W shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, Class I shares, Class R shares and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the “Sub-Advisers”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended August 31, 2009, remains subject to examination by taxing authorities.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at February 28, 2010 were $20,385,488 and $21,125,759, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

The following is the summary of the inputs used as of February 28, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Common Stocks
Auto Components	$3,420,789	$3,420,789	—	—
Automobiles	1,480,500	1,480,500	—	—
Beverages	7,091,557	7,091,557	—	—
Chemicals	7,767,947	7,767,947	—	—
Commercial Banks	23,161,885	23,161,885	—	—
Construction Materials	4,270,210	4,270,210	—	—
Diversified Financial Services	1,326,847	1,326,847	—	—
Diversified Telecommunication Services	7,230,127	7,230,127	—	—
Electric Utilities	12,686,448	12,686,448	—	—
Electrical Equipment	7,048,295	7,048,295	—	—
Electronic Equipment, Instruments & Components	9,145,805	9,145,805	—	—
Food & Staples Retailing	2,750,354	2,750,354	—	—
Food Products	18,795,280	18,795,280	—	—
Hotels, Restaurants & Leisure	1,938,778	1,938,778	—	—
Household Durables	3,585,525	3,585,525	—	—
Household Products	13,090,185	13,090,185	—	—
Industrial Conglomerates	4,558,533	4,558,533	—	—
Insurance	17,787,201	17,787,201	—	—
Leisure Equipment & Products	927,286	927,286	—	—
Machinery	5,599,094	5,599,094	—	—
Marine	1,961,576	1,961,576	—	—
Media	6,043,755	6,043,755	—	—
Metals & Mining	7,034,475	7,034,475	—	—
Multi-Utilities	4,219,934	4,219,934	—	—
Oil, Gas & Consumable Fuels	21,798,581	21,798,581	—	—
Pharmaceuticals	24,086,089	24,086,089	—	—
Professional Services	3,938,802	3,938,802	—	—
Real Estate Management & Development	3,736,958	3,736,958	—	—
Semiconductors & Semiconductor Equipment	2,514,221	2,514,221	—	—
Specialty Retail	1,719,942	1,719,942	—	—
Tobacco	21,723,828	21,723,828	—	—
Trading Companies & Distributors	12,419,800	12,419,800	—	—
Wireless Telecommunication Services	9,718,652	9,718,652	—	—

Total Common Stocks	274,579,259	274,579,259	—	—

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT FEBRUARY 28, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Short-Term Investments
Repurchase Agreements	$3,644,857	—	$3,644,857	—
Investment Company	19,475,676	$19,475,676	—	—

Total Short-Term Investments	23,120,533	19,475,676	3,644,857	—

Forward Foreign Currency Contracts	1,182	—	1,182	—

Total	$297,700,974	$294,054,935	$3,646,039	—

Liabilities:
Forward Foreign Currency Contracts	$(376,222)	—	$(376,222)	—

Total	$(376,222)	—	$(376,222)	—

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below is a specific type of derivative financial instrument used by the Fund.

Forward Foreign Currency Contracts  The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

During the six months ended February 28, 2010, the value of forward foreign currency contracts opened and closed were $268,364,596 and $313,242,194, respectively.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of February 28, 2010.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Foreign Currency Risk	Unrealized appreciation on open forward foreign currency contracts	$1,182	Unrealized depreciation on open forward foreign currency contracts	$(376,222)

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended February 28, 2010.

AMOUNT OF REALIZED GAIN ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Foreign Currency Risk	$652,485

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FORWARD FOREIGN CURRENCY
Foreign Currency Risk	$(820,840)

4. Investment Advisory/Administration and Sub-Advisory Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser and Sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Advisers, the Sub-Advisers provide the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund’s Officers and Trustees. The Investment Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; (iii) Class C – up to 1.0% of the average daily net assets of Class C shares; (iv) Class R – up to 0.50% of the average daily net assets of Class R shares; and (v) Class W – up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at February 28, 2010.

The Fund’s distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue for at least one year or until such time that the Fund’s Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

At February 28, 2010, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of February 28, 2010. For the six months ended February 28, 2010, the distribution fee was accrued for Class B at an annual rate of 0.20%.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.0%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R or Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2010, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 1.0%, 0.50% and 0.35% respectively.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

The Distributor has informed the Fund that for the six months ended February 28, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $631, $20,925 and $2,112, respectively and received $378 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended February 28, 2010, advisory fees paid were reduced by $4,382 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $5,106 for six months ended February 28, 2010. During the six months ended February 28, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $42,176,127 and $46,856,076, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2010 aggregated $54,036,647 and $83,731,398, respectively.

For the six months ended February 28, 2010, the Fund incurred brokerage commissions of $3,737 with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

7. Shares of Beneficial Interest@@
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	FEBRUARY 28, 2010		AUGUST 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	411,040	$3,357,668	669,924	$4,806,282
Reinvestment of dividends and distributions	—	—	1,108,495	7,227,389
Redeemed	(903,343)	(7,392,108)	(3,155,550)	(22,696,103)

Net decrease – Class A	(492,303)	(4,034,440)	(1,377,131)	(10,662,432)

CLASS B SHARES
Sold	281,988	2,283,286	154,549	1,043,326
Reinvestment of dividends and distributions	—	—	1,557,332	10,107,086
Redeemed	(1,109,400)	(9,029,187)	(4,062,930)	(28,970,092)

Net decrease – Class B	(827,412)	(6,745,901)	(2,351,049)	(17,819,680)

CLASS C SHARES
Sold	70,150	566,245	105,605	726,802
Reinvestment of dividends and distributions	—	—	472,014	3,053,929
Redeemed	(336,884)	(2,729,265)	(1,500,860)	(10,442,714)

Net decrease – Class C	(266,734)	(2,163,020)	(923,241)	(6,661,983)

CLASS I SHARES
Sold	713,576	5,823,563	1,646,151	11,912,246
Reinvestment of dividends and distributions	—	—	3,463,562	22,617,063
Redeemed	(2,271,932)	(18,636,412)	(14,272,112)	(100,889,034)

Net decrease – Class I	(1,558,356)	(12,812,849)	(9,162,399)	(66,359,725)

CLASS R SHARES
Reinvestment of dividends and distributions	—	—	1,394	9,049

Net increase – Class R	—	—	1,394	9,049

CLASS W SHARES
Reinvestment of dividends and distributions	—	—	1,403	9,111

Net increase – Class W	—	—	1,403	9,111

Net decrease in Fund	(3,144,805)	$(25,756,210)	(13,811,023)	$(101,485,660)

@@	The Fund will suspend offering its shares to new investors when the Fund’s assets reach $1 billion. Following the general suspension of the offering of the Fund’s shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements - February 28, 2010 (unaudited) continued

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At February 28, 2010, investments in securities of issuers in the United Kingdom and Japan were 34.6% and 25.4%, respectively, of the Fund’s net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these countries.

At February 28, 2010, the Fund’s cash balance consisted principally of interest bearing deposits with State Street, the Fund’s custodian.
9. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2009, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market of open forward foreign currency exchange contracts.
10. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund’s management is evaluating the implications of ASU 2010-06 on the Fund’s financial statements.

Morgan Stanley International Value Equity Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.86		$10.26	$14.09	$14.06	$13.13	$11.73

Income (loss) from investment operations:
Net investment income(1)	0.02		0.14	0.21	0.21	0.26	0.19
Net realized and unrealized gain (loss)	0.26		(1.55)	(1.63)	1.88	1.73	2.11

Total income (loss) from investment operations	0.28		(1.41)	(1.42)	2.09	1.99	2.30

Less dividends and distributions from:
Net investment income	(0.20)		(0.26)	(0.14)	(0.22)	(0.18)	(0.10)
Net realized gain	—		(0.73)	(2.27)	(1.84)	(0.88)	(0.80)

Total dividends and distributions	(0.20)		(0.99)	(2.41)	(2.06)	(1.06)	(0.90)

Net asset value, end of period	$7.94		$ 7.86	$10.26	$14.09	$14.06	$13.13

Total Return(2)	3.52%(6)		(11.70)%	(12.36)%	15.93%	16.15%	19.95%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	1.48%(4	)(7)	1.50%(4)	1.36%(4)	1.36%(4)	1.37%	1.39%
Net investment income	0.61%(4	)(7)	1.99%(4)	1.72%(4)	1.51%(4)	1.89%	1.24%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$54,653		$57,939	$89,770	$125,527	$113,122	$96,963
Portfolio turnover rate	19%(6)		25%	36%	29%	36%	34%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.83		$10.24	$13.95	$13.89	$12.96	$11.62

Income (loss) from investment operations:
Net investment income(1)	0.03		0.15	0.22	0.14	0.14	0.05
Net realized and unrealized gain (loss)	0.25		(1.55)	(1.61)	1.85	1.72	2.13

Total income (loss) from investment operations	0.28		(1.40)	(1.39)	1.99	1.86	2.18

Less dividends and distributions from:
Net investment income	(0.21)		(0.28)	(0.05)	(0.09)	(0.05)	(0.04)
Net realized gain	—		(0.73)	(2.27)	(1.84)	(0.88)	(0.80)

Total dividends and distributions	(0.21)		(1.01)	(2.32)	(1.93)	(0.93)	(0.84)

Net asset value, end of period	$7.90		$ 7.83	$10.24	$13.95	$13.89	$12.96

Total Return(2)	3.57%(6)		(11.61)%	(12.18)%	15.32%	15.22%	19.09%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	1.43%(4	)(7)	1.34%(4)	1.25%(4)	1.89%(4)	2.13%	2.15%
Net investment income	0.66%(4	)(7)	2.15%(4)	1.83%(4)	0.98%(4)	1.13%	0.48%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$69,412		$75,250	$122,494	$184,035	$209,878	$238,781
Portfolio turnover rate	19%(6)		25%	36%	29%	36%	34%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010			2009	2008	2007	2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.76			$10.06	$13.84	$13.83	$12.92	$11.59

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)			0.09	0.12	0.11	0.15	0.06
Net realized and unrealized gain (loss)	0.26			(1.51)	(1.60)	1.85	1.71	2.12

Total income (loss) from investment operations	0.25			(1.42)	(1.48)	1.96	1.86	2.18

Less dividends and distributions from:
Net investment income	(0.14)			(0.15)	(0.03)	(0.11)	(0.07)	(0.05)
Net realized gain	—			(0.73)	(2.27)	(1.84)	(0.88)	(0.80)

Total dividends and distributions	(0.14)			(0.88)	(2.30)	(1.95)	(0.95)	(0.85)

Net asset value, end of period	$7.87			$ 7.76	$10.06	$13.84	$13.83	$12.92

Total Return(2)	3.14%(6)			(12.38)%	(12.97)%	15.17%	15.30%	19.11%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	2.23%(4	)(7)		2.25%(4)	2.08%(4)	2.06%(4)	2.04%	2.15%
Net investment income (loss)	(0.14)		%(4)(7)	1.24%(4)	1.00%(4)	0.81%(4)	1.22%	0.48%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$23,489			$25,217	$41,975	$66,486	$65,822	$73,598
Portfolio turnover rate	19%(6)			25%	36%	29%	36%	34%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED AUGUST 31,
	FEBRUARY 28, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.89		$10.32	$14.16	$14.12	$13.17	$11.75

Income (loss) from investment operations:
Net investment income(1)	0.03		0.16	0.24	0.25	0.29	0.19
Net realized and unrealized gain (loss)	0.26		(1.56)	(1.63)	1.88	1.74	2.14

Total income (loss) from investment operations	0.29		(1.40)	(1.39)	2.13	2.03	2.33

Less dividends and distributions from:
Net investment income	(0.22)		(0.30)	(0.18)	(0.25)	(0.20)	(0.11)
Net realized gain	—		(0.73)	(2.27)	(1.84)	(0.88)	(0.80)

Total dividends and distributions	(0.22)		(1.03)	(2.45)	(2.09)	(1.08)	(0.91)

Net asset value, end of period	$7.96		$ 7.89	$10.32	$14.16	$14.12	$13.17

Total Return(2)	3.63%(6)		(11.44)%	(12.14)%	16.20%	16.42%	20.21%
Ratios to Average Net Assets:(3)
Total expenses (before expense offset)	1.23%(4	)(7)	1.25%(4)	1.11%(4)	1.12%(4)	1.13%	1.15%
Net investment income	0.86%(4	)(7)	2.24%(4)	1.97%(4)	1.75%(4)	2.13%	1.48%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$133,081		$144,113	$283,181	$436,827	$442,481	$463,132
Portfolio turnover rate	19%(6)		25%	36%	29%	36%	34%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE SIX		FOR THE YEAR	MARCH 31, 2008(1)
	MONTHS ENDED		ENDED	THROUGH
	FEBRUARY 28, 2010		AUGUST 31, 2009	AUGUST 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.81		$10.25	$11.17

Income (loss) from investment operations:
Net investment income(2)	0.01		0.13	0.10
Net realized and unrealized gain (loss)	0.27		(1.56)	(1.02)

Total income (loss) from investment operations	0.28		(1.43)	(0.92)

Less dividends and distributions from:
Net investment income	(0.19)		(0.28)	—
Net realized gain	—		(0.73)	—

Total dividends and distributions	(0.19)		(1.01)	—

Net asset value, end of period	$7.90		$ 7.81	$10.25

Total return(3)	3.50%(7)		(11.94)%	(8.24)		%(7)
Ratios to Average Net Assets:(4)
Total expenses (before expense offset)	1.73%(5	)(8)	1.75%(5)	1.61%(5	)(8)
Net investment income	0.36%(5	)(8)	1.74%(5)	2.18%(5	)(8)
Rebate from Morgan Stanley affiliate	0.00%(6	)(8)	0.00%(6)	0.00%(6	)(8)
Supplemental Data:
Net assets, end of period, in thousands	$82		$81	$92
Portfolio turnover rate	19%(7)		25%	36%(7)

(1)	The date shares were first issued.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

				FOR THE PERIOD
	FOR THE SIX		FOR THE YEAR	MARCH 31, 2008(1)
	MONTHS ENDED		ENDED	THROUGH
	FEBRUARY 28, 2010		AUGUST 31, 2009	AUGUST 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.82		$10.26	$11.17

Income (loss) from investment operations:
Net investment income(2)	0.02		0.14	0.11
Net realized and unrealized gain (loss)	0.26		(1.56)	(1.02)

Total income (loss) from investment operations	0.28		(1.42)	(0.91)

Less dividends and distributions from:
Net investment income	(0.20)		(0.29)	—
Net realized gain	—		(0.73)	—

Total dividends and distributions	(0.20)		(1.02)	—

Net asset value, end of period	$7.90		$ 7.82	$10.26

Total return(3)	3.49%(7)		(11.83)%	(8.15)		%(7)
Ratios to Average Net Assets(4)
Total expenses (before expense offset)	1.58%(5	)(8)	1.60%(5)	1.46%(5	)(8)
Net investment income	0.51%(5	)(8)	1.89%(5)	2.33%(5	)(8)
Rebate from Morgan Stanley affiliate	0.00%(6	)(8)	0.00%(6)	0.00%(6	)(8)
Supplemental Data:
Net assets, end of period, in thousands	$82		$81	$92
Portfolio turnover rate	19%(7)		25%	36%(7)

(1)	The date shares were first issued.
(2)	The per share amounts were computed using an average number of shares outstanding during the period.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(5)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(6)	Amount is less than 0.005%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley International Value Equity Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal

Morgan Stanley International Value Equity Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

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An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, England E14 4QA

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481.

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
International Value
Equity Fund

Semiannual
Report

February 28, 2010

IVQSAN
IU10-01726P-Y02/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of
EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Value Equity Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
April 15, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 15, 2010

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